Business Combinations	12 Months Ended
Dec. 31, 2013
BUSINESS COMBINATIONS [Abstract]
Business Combinations
4.	BUSINESS COMBINATIONS

Acquisition completed in 2013

The 2013 Transaction

On August 31, 2013, the Group acquired businesses from Shanda Online, a majority owned subsidiary of the Group’s ultimate parent Shanda Interactive, including (i) Shengzhan (and its subsidiaries Nanjing Shanda and Jiangsu Shanda), which provided (and continues to provide) online platform services to the Group, (ii) Shengjing, which provided (and continues to provide) prepaid card distribution and marketing services to the Group, and (iii) certain tangible computing assets integral to the businesses. As further described in Note 1, this acquisition (the “2013 Transaction”) was accounted for under applicable U.S. GAAP as a reorganization of entities under common control. Therefore, the assets and liabilities of the acquired businesses were consolidated with those of Shanda Games at their historical carrying amounts. Due to the acquisition resulting in a change in reporting entity, the financial statements of the acquired businesses were retrospectively consolidated (after eliminating inter-entity transactions) with those of Shanda Games from the time of inception of common control (2008). Hence, the accompanying consolidated financial statements include the results of the acquired businesses for all periods and dates presented.

Total consideration due to Shanda Interactive for the acquisition was US$812.7 million. The consideration was partially settled at the transaction date in the third quarter of 2013 through (i) a non-cash exchange of receivables due to the Group from Shanda Interactive in the amount of US$167.6 million and (ii) a cash payment in the amount of US$201.6 million. Immediately following the transaction date, the remaining consideration due to Shanda Interactive was approximately US$443.5 million. Subsequent to the transaction date and prior to December 31, 2013, US$301.2 million of the deferred portion of the total consideration was paid in cash. The remaining portion of the total consideration due to Shanda Interactive at December 31, 2013 of US$142.3 million will be settled in cash on or before June 30, 2014.

Given the 2013 Transaction resulted in retrospective consolidation of the acquired businesses under common control, supplemental pro forma disclosures are not relevant. Balance sheet amounts, at historical carrying values, retrospectively consolidated at December 31, 2012, or as of the date of the transaction, are as follows. At the date of the transaction, the excess of total consideration (net of cash acquired) over the carrying value of the businesses acquired was charged to shareholders’ equity as a contribution to Shanda, exhausting retained earnings and additional paid-in-capital.

	December 31, 2012	August 31, 2013
	RMB	RMB
Total assets consolidated into the Group	1,093,483	818,710
Total liabilities consolidated into the Group	918,571	690,664
Net assets consolidated into the Group	174,912	128,046
Total purchase price due to Shanda	—	4,977,420
Excess of purchase price over carrying value of net assets	—	4,849,374
Excess purchase price charged to retained earnings	—	3,236,036
Excess purchase price charged to additional paid-in-capital	—	1,613,338

The significant components of acquired assets and liabilities, at their carrying values, acquired at the transaction date (and retrospectively consolidated into the Group’s previously reported December 31, 2012 balance sheet amounts) are as follows. These amounts include the effects of intercompany transactions, but are shown in the accompanying consolidated financial statements post-elimination of intercompany transactions.

	December 31, 2012	August 31, 2013
	RMB	RMB
Assets acquired
Cash and cash equivalents	31,585	29,262
Accounts receivable, net of allowance for doubtful accounts	80	409
Accounts receivable due from related parties	149,310	175,480
Prepayments and other current assets	4,882	2,682
Other receivables due from related parties	821,673	540,025
Property and equipment, net	67,934	51,137
All other current and noncurrent assets	18,019	19,715
Total assets consolidated into the Group	1,093,483	818,710

Liabilities acquired
Accounts payable	12,100	28,129
Accounts payable due to related parties	362,720	296,182
Taxes payable	9,637	5,588
Deferred revenue	211,769	202,380
Other payables due to related parties	—	56,654
Other payables and accruals	135,958	62,826
All other current and noncurrent liabilities	186,387	38,905
Total liabilities consolidated into the Group	918,571	690,664

Total equity consolidated into the Group	174,912	128,046

(Among the total assets and liabilities acquired, receivables of RMB60.3 million and 73.9 million, and payables of RMB324.8 million and RMB268.4 million between the Group and the acquired businesses as of December 31, 2012 and August 31, 2013 will be eliminated in consolidation.)

The useful lives of the assets acquired in the 2013 Transaction are consistent with those of the existing assets of the Group. Due to consistent accounting policies and methods between Shanda Games and the acquired businesses, there were no adjustments necessary to conform accounting methods.

As described in Note 10, the Group holds a 6.24% equity interest in Shanda Online accounted for pursuant to the cost method, which was originally acquired on March 31, 2012. As the acquired businesses in the 2013 Transaction were wholly controlled by Shanda Online, the applicable portion of the cost method investment in Shanda Online acquired in 2012 representing the 6.24% of the underlying businesses indirectly owned by the Group, amounting to RMB2.9 million, was de-recognized as of the original investment date (March 2012) due to the retrospective consolidation of the acquired businesses into Shanda Games’ consolidated financial statements.

Acquisition of Mage of East

In November 2013, the Group acquired a 51% controlling equity interest in Mage of East, a game operating company based in South Korea, for cash consideration of KRW700.0 million (approximately RMB4.0 million). The goodwill associated with this acquisition was RMB2.0 million. The non-controlling interest arising from this acquisition was RMB2.0 million. Due to the immaterial nature of this transaction, no further disclosure of the purchase price allocation or other effects is included herein.

Subsequent divestiture of eFusion

In October 2013, the Group entered into an agreement with the non-controlling shareholders of eFusion to sell 42% of the total equity interests in eFusion to the non-controlling shareholders for consideration of €0.4 million (approximately RMB2.9 million). After the sale, the Group continued to own 28% of eFusion and accounted for such investment as an equity method investment, recognizing the initial investment at its fair value at the time of disposal. Accordingly, the Company deconsolidated eFusion at its net book value of RMB6.4 million, recognizing investment loss on disposal of RMB3.2 million in the Group’s statement of operations.

Acquisition completed in 2012

Acquisition of eFusion

In July 2012, the Group acquired 70% of the total equity interests in eFusion, a game operating company which mainly provides services in Germany, for cash consideration of €2.3 million (approximately RMB18.4 million). Total identifiable intangible assets acquired of approximately RMB12.3 million mainly represented the trademark and customer database. The weighted average amortization period for the identifiable intangible assets acquired was 5 years. The goodwill associated with this acquisition was RMB0.7 million. The non-controlling interest arising from this acquisition was RMB5.5 million. Based on an assessment of the amounts involved in the acquisition, this acquisition was not material to the Group; accordingly, the purchase price allocation, pro forma financial information, and other disclosures are not presented.

Subsequent divestiture of Mochi

At the end of March 2012, the Group closed the transfer of 100% of the equity interests in Mochi to Shanda Online Entertainment Limited (“Shanda Online”), a wholly-owned subsidiary of Shanda, in exchange for 6.24% of the equity interests of Shanda Online. The transaction was primarily driven by the Group’s strategy to focus on more intensive-play or advanced online games, versus the games offered on Mochi’s platform, which are mostly mini casual games. Mochi’s business model, which is centered on distribution and network services for online games, as well as the provision of advertising services, is also different from the Group’s core business model.

As the share swap transaction occurred between entities under the common control of Shanda, no gain or loss was recognized in the Group's statement of operations. After the closing of the transfer, the Company deconsolidated Mochi at its net carrying amount of RMB370.7 million and recorded the 6.24% equity interest in Shanda Online of RMB127.4 million at Shanda’s carry–over basis as a long-term investment (under the cost method) included in “investment in affiliated companies” on the consolidated balance sheet. The excess of RMB243.4 million of the net carrying amount deconsolidated for Mochi over the 6.24% equity interest acquired in Shanda Online was treated as a contribution to Shanda, and was recognized as a charge of RMB244.0 million to additional paid-in capital and an increase of RMB0.6 million in other comprehensive income.

The Group has not reflected the divestiture of Mochi as a discontinued operation for accounting purposes as the Group has had continuing involvement with Mochi on a prospective basis.

Subsequent share transfer of Eyedentity

On October 10, 2012, Games International, a Singaporean subsidiary of the Group which previously was the 100% owner of Eyedentity, closed the sale of 532,066 common shares of Eyedentity or 20.5% of Eyedentity’s outstanding equity interests, to the Group’s majority-owned (51% owned) Korean subsidiary Actoz for cash consideration, due in two installments, of KRW113.5 billion (US$106.6 million or RMB643.7 million). As of December 31, 2012, Actoz paid the initial payment of KRW60.0 billion (US$53.9 million or RMB339.9 million). The amount remitted to Games International reflected the KRW60.0 billion net of tax withholding for Korean capital gains tax and securities transaction tax of KRW13.0 billion (US$11.7 million or RMB73.7 million). The second installment payment of KRW53.6 billion (US$48.2 million or RMB303.8 million) has been paid to Games International before the first anniversary of the closing date, with interest accrued at the rate of 3.7% per annum. After the closing of the sale, as Eyedentity's controlling shareholder, the Group continued to consolidate Eyedentity in its consolidated financial statements. This transfer of a portion of Eyedentity’s equity to Actoz was undertaken on the basis of enhancing Actoz’s publishing capabilities as Eyedentity has strong game intellectual properties as well as better aligning Eyedentity and Actoz for research and development cooperation.

The Eyedentity share transfer occurred between entities under common control. Accordingly, no gain or loss was recognized in the Group's results of operations. Games International de-recognized 20.5% of the net assets of Eyedentity with amount of RMB111.3 million for cash consideration of RMB643.7 million at the transaction date. The difference of RMB532.4 million represented a contribution to Games International credited to Games International’s equity. However, because the transaction effectively resulted in a deemed contribution of equity from Actoz to Games International, the portion of the deemed contribution attributable to Actoz’s 49% non-controlling interest, or RMB260.0 million, was charged to equity attributable to non-controlling shareholders. The transaction-related capital gains tax was apportioned to the Group’s controlling interest in Actoz and the non-controlling interests in Actoz based upon the relative ownership percentages. Of the total tax of RMB73.7 million, RMB36.4 million attributable to the controlling interest was charged to income tax expense, with the balance of RMB37.3 million charged to equity for the portion attributable to the transaction with the non-controlling interests of Actoz.

Acquisition completed in 2011

In April 2011, the Group acquired a 51.85% equity interest in a game operating company which mainly provides services in East Asia, for total consideration of US$3.0 million (approximately RMB18.9 million) in cash and assumption of liabilities of RMB10.4 million. Total identifiable intangible assets acquired of approximately RMB25.7 million mainly represent a trademark, software technology and the customer database. The weighted average amortization period for the identifiable intangible assets acquired is 4.4 years. The goodwill associated with this acquisition was RMB5.2 million. Based on an assessment of the amounts involved in the acquisition, this acquisition was not material to the Group; accordingly, the purchase price allocation, pro forma financial information, and other disclosures are not presented.

Certain non-controlling shareholders have a right to require the Group to purchase the outstanding non-controlling interests held by them after the completion of the acquisition at a fixed price if the game operating company fails to complete an initial public offering before 2014. Upon the date of consolidation, the related non-controlling interests were recognized at fair value (using an income approach to measurement) and are presented as redeemable non-controlling interests in the consolidated balance sheet. As the initial public offering of the game acquiree cannot be anticipated or considered probable until it happens, the redemption of the non-controlling interests is considered probable and accretion of RMB0.6 million in the redemption value was recognized in retained earnings to adjust the initial carrying amount to the redemption value of RMB14.0 million at the consolidation date. No further accretion adjustments were required after the consolidation date. The game operating company did not complete a public offering before 2014; none of the put rights have yet been exercised.